Trade accounts payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade accounts payable
15.	Trade accounts payable

	2018	2017
Domestic trade accounts payable	115,672	50,799
Foreign suppliers	1,736	2,159
Other	428	280

	117,836	53,238

Accounts payable are unsecured and the average payment term is 45 days. The carrying amount of accounts payable approximate their fair value, due to their short-term nature.